Taxation - Operating losses carry forwards (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Taxation
Net operating losses carry forwards	¥ 284,029
Net operating losses carry forwards, expire in December 31, 2020, if unused	4,053
Net operating losses carry forwards, expire in December 31, 2021, if unused	73,599
Net operating losses carry forwards, expire in December 31, 2022, if unused	152,419
Net operating losses carry forwards, expire in December 31, 2023, if unused	45,659
Net operating losses carry forwards, expire in December 31, 2024, if unused	¥ 8,299